Summary of significant accounting policies (Details 2)	12 Months Ended
Jun. 30, 2026
Buildings And Facilities [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 5 and 50 years
Machinery and Equipment [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 3 and 21 years
Other PPE [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 3 and 10 years